RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 26, 2021
Related Party Transactions [Abstract]
Note 26. RELATED PARTY TRANSACTIONS

26. RELATED PARTY TRANSACTIONS

All related party balances due to the Company as of June 26, 2021 and June 27, 2020 did not have any formal contractual agreements regarding payment terms or interest. As of February 2020 and May 2020, Mr. Adam Bierman and Mr. Andrew Modlin, respectively, no longer held board or management positions and therefore as of June 26, 2021, they are not considered related parties under ASC 850, “Related Party Disclosures” (“ASC 850”), however they were during the fiscal year ended June 27, 2020. As of November 2020, Mr. Chris Ganan was no longer a member of the Company’s board of directors and therefore is not considered a related party under ASC 850, as of June 26, 2021, however Mr. Ganan was a related party during the fiscal year ended June 27, 2020. As of June 27, 2020, amounts due from MMOF GP II (“Fund LP II”) and MedMen Opportunity Fund GP, LLC (“Fund LP”) were $1,820,204 and $1,289,513, respectively, were recorded in the Consolidated Balance Sheets. As of June 26, 2021, other amounts due to related parties was $1,476,921. As of June 27, 2020, amounts due to Fund LP II, Fund LP and other related parties were $1,093,896, $1,986,697 and $1,476,221, respectively, were recorded in the Consolidated Balance Sheets.

Pursuant to the Side Letter executed on July 2, 2020 in conjunction with the Fourth Amendment of the Convertible Facility with GGP, Wicklow Capital and GGP had the right to approve director nominees submitted by the Company. The ability to approve the nominees to the Company’s Board of Directors met the definition of control under ASC 850 and accordingly, Wicklow Capital is a related party of the Company. See “Note 18 – Notes Payable” for a disclosure of transaction related to the unsecured convertible facility during the fiscal year ended June 26, 2021.

As of June 26, 2021, the Company determined GGP to be a related party as a result of GGP having significant influence over the Company. See “Note 19 – Senior Secured Convertible Credit Facility” for a full disclosure of transactions and balances related to GGP.

In March 2020, the Company entered into a restructuring plan and retained interim management and advisory firm, Sierra Constellation Partners LLC (“SCP”). As part of the engagement, Tom Lynch was appointed as Interim Chief Executive Officer and Chief Restructuring Officer, and Tim Bossidy was appointed as Interim Chief Operating Officer. Mr. Lynch is a Partner and Senior Managing Director at SCP. Mr. Bossidy is a Director at SCP. In December 2020, Mr. Lynch was elected as Chairman of the Board and Reece Fulgham, a Managing Director at SCP, was appointed as Interim Chief Financial Officer. During the year ended June 26, 2021, the Company had paid $3,113,364 in fees to SCP for interim management and restructuring support. During the year ended June 26, 2021, Mr. Lynch and Mr. Bossidy each received 124,868 stock options.

The Company’s Board of Directors each receive quarterly fees of $200,000 of which one-third is paid in cash and two-thirds is paid in Class B Subordinate Voting Shares. The Class B Subordinate Voting Shares is recorded as a restricted stock unit until settled.